32 Operating Costs and Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	R$ 6,829,530	R$ 6,105,274	R$ 6,361,178
Purchase of energy in the regulated environment - CCEAR [member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	3,107,956	2,880,115	2,599,345
Itaipu binacional [member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	1,766,058	1,316,524	1,850,021
Electric energy trade chamber - CCEE [member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	1,176,798	1,405,497	1,272,177
Bilateral contracts [member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	1,087,439	754,070	928,741
Program for incentive to alternative energy sources - Proinfa [member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	221,406	268,063	228,295
Micro and mini generators and repurchase of customers [member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	161,324	52,871	12,373
PIS/pasep/cofins taxes on electricity purchased for resale [member]
Disclosure of operating costs and expenses [line items]
Electricity purchased for resale	R$ (691,451)	R$ (571,866)	R$ (529,774)